Restatement	12 Months Ended
Dec. 31, 2020
Jaws Acquisition Corp [Member]
Restatement
Note 2—Restatement
On April 12, 2021 the Securities and Exchange Commission (the “SEC”) released a public statement highlighting the potential accounting implications of certain terms of warrants issued by Special Purpose Acquisition Companies (“SPACs”). Management of the Company and the Audit Committee of the Board of Directors of the Company concluded that the Company’s previously issued financial statements and related disclosures as of and for the year ended December 31, 2020, and as of and for the three and six months ended June 30, 2020 and three and nine months ended September 30, 2020 should no longer be relied upon.
Upon reviewing the SEC’s public statement and evaluating the terms of its warrant agreements, the Company determined that it had improperly classified its Public Warrants and Private Placement Warrants as shareholders’ equity. In accordance with ASC 815-40 “Derivatives and Hedging–Contracts in Entity’s Own Equity”, the Company has concluded that its Public Warrants and Private Placement Warrants should be classified as a liability at fair value on its balance sheet, with subsequent changes in their respective fair values recognized in the statement of operations at each reporting date. In accordance with ASC 825-10 “Financial Instruments”, the Company has concluded that a portion of the transaction costs which directly related to the Initial Public Offering and Private Placement, which were previously charged to shareholders’ equity, should be allocated to the warrants based on their relative fair value against total proceeds, and recognized as transaction costs in the statement of operations. Further discussion on the related terms and analysis resulting in this conclusion can be found in Note 3.
We are restating the financial statements and related disclosures as of and for the year ended December 31, 2020 and unaudited quarterly financial information as of and for the three and six months ended June 30, 2020 and three and nine months ended September 30, 2020, and as of the consummation of the Company’s Initial Public Offering on May 18, 2020, to correct misstatements associated with the Company’s classification of its Public Warrants and Private Placement Warrants on its balance sheet, in accordance with ASC Topic 250, “Accounting Changes and Error Corrections”.
Description of Restatement Tables
See below for a reconciliation from the previously reported to the restated amounts for the periods as of and for the year ended December 31, 2020, and as of and for the three and six months ended June 30, 2020 and three and nine months ended September 30, 2020. The previously reported amounts were derived from our Annual Report on
Form 10-K
as of and for the year ended December 31, 2020 filed on March 29, 2021, and our Quarterly Reports on Form 10-Q as of and for the three and six months ended June 30, 2020 and three and nine months ended September 30, 2020 filed on August 13, 2020 and November 10, 2020, respectively. These amounts are labeled as “As Previously Reported” in the table below. The amounts labeled “Adjustment” represent the effects of this Restatement due to the change in classification of the Public Warrants and Private Placement Warrants from shareholders’ equity to liability on the balance sheet, with subsequent changes in their respective fair values recognized in the statement of operations at each reporting date. Also included in the amounts labeled “Adjustment” is the effect of expensing transaction costs in the statement of operations that were previously charged to shareholders’ equity and have been allocated to the warrants based on their relative fair value against total proceeds.
The correction of this misstatement related to the change in fair value of the warrant liabilities and the related expensing of allocated transaction costs resulted in an expense to the company’s statement of operations of $26,009,715 for the year ended December 31, 2020, $2,536,382 for the three and six months ended June 30, 2020, and $6,981,715 for the three and nine months ended September 30, 2020. There was no impact to net cash used in operating, investing, and financing activities for the year ended December 31, 2020, three and six months ended June 30, 2020, and three and nine months ended September 30, 2020 as a result of this Restatement.
The following presents a reconciliation of the balance sheets and statement of operations from the prior periods as previously reported to the restated amounts as of June 30, 2020, September 30, 2020, and December 31, 2020, for the three and six months ended June 30, 2020, three and nine months ended September 30, 2020 and year ended December 31, 2020. The statement of shareholders’ equity for the year ended December 31, 2020 has been restated for the restatement impact to net income (loss) and ordinary shares subject to possible redemption:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of June 30, 2020
Warrant liability	$—	$67,066,666	$67,066,666
Ordinary shares subject to possible redemption	663,043,930	(67,066,666)	595,977,264
Class A ordinary shares	270	671	941
Accumulated deficit	(32,470)	(2,536,382)	(2,568,852)
Additional paid-in capital	5,030,481	2,535,711	7,566,192
Balance sheet as of September 30, 2020
Warrant liability	$—	$71,511,999	$71,511,999
Ordinary shares subject to possible redemption	662,944,994	(71,511,999)	591,432,995
Class A ordinary shares	271	715	986
Accumulated deficit	(131,406)	(6,981,715)	(7,113,121)
Additional paid-in capital	5,129,416	6,981,000	12,110,416
Balance sheet as of December 31, 2020
Warrant liability	$—	$90,539,999	$90,539,999
Ordinary shares subject to possible redemption	660,201,140	(90,539,999)	569,661,141
Class A ordinary shares	298	905	1,203
Accumulated deficit	(2,875,265)	(26,009,715)	(28,884,980)
Additional paid-in capital	7,873,243	26,008,810	33,882,053
Three months ended June 30, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Net loss	(23,769)	(2,536,382)	(2,560,151)
Basic and diluted net loss per share, Class B	(0.00)	(0.15)	(0.15)
Six months ended June 30, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Net loss	(27,182)	(2,536,382)	(2,563,564)
Basic and diluted net loss per share, Class B	(0.00)	(0.15)	(0.15)
Three months ended September 30, 2020
Change in fair value of warrant liability	$—	$(4,445,333)	$(4,445,333)
Net loss	(98,936)	(4,445,333)	(4,544,269)
Basic and diluted net loss per share, Class B	(0.01)	(0.26)	(0.27)

	As Previously Reported	Adjustments	As Restated
Nine months ended September 30, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Change in fair value of warrant liability	—	(4,445,333)	(4,445,333)
Net loss	(126,118)	(6,981,715)	(7,107,833)
Basic and diluted net loss per share, Class B	(0.02)	(0.40)	(0.42)
Year ended December 31, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Change in fair value of warrant liability	—	(23,473,333)	(23,473,333)
Net loss	(2,869,977)	(26,009,715)	(28,879,692)
Basic and diluted net loss per share, Class B	(0.18)	(1.51)	(1.69)
The impact to the balance sheet dated May 18, 2020, filed on Form 8-K on May 22, 2020 related to the impact of accounting for public and private warrants as liabilities at fair value resulting in a $67,066,666 increase to the warrant liabilities line item on May 18, 2020 and offsetting decrease to the Class A ordinary shares subject to redemption mezzanine equity line item. The impact to the balance sheet dated May 18, 2020 also included the effect of expensing $2,536,382 of transaction costs in the statement of operations that were previously charged to shareholders’ equity and have been allocated to the warrants based on their relative fair value against total proceeds. This charge resulted in an increase to accumulated deficit and additional paid-in capital. There is no change to total shareholders’ equity at any reported balance sheet date.